DECOMMISSIONING AND RESTORATION PROVISION (Tables)	12 Months Ended
Dec. 31, 2017
DECOMMISSIONING AND RESTORATION PROVISION
Schedule of the decommissioning and restoration provision

	For the year ended
	December 31,	December 31,
	2017	2016
Opening balance	$13,675	$5,240
Change in discount rate	(1,933)	1,033
Change in amount and timing of cash flows	6,229	7,040
Accretion of decommissioning and restoration provision	465	203
Foreign exchange difference	—	159

Ending balance	$18,436	$13,675